Commitments (Capital Commitments) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
Contracted but not provided for	¥ 230,997	¥ 5,300
Authorised but not contracted for	9,306,567	908,036
Total capital commitments	¥ 9,537,564	¥ 913,336